Capital Structure and Financial Matters - Lincoln Park Purchase Agreement (Details) - ADS $ / shares in Units, $ in Millions				9 Months Ended
	Jul. 31, 2023 kr / shares	Oct. 20, 2022 $ / shares	Jun. 07, 2022 kr / shares $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 shares	Jul. 07, 2022 USD ($) shares	Jun. 07, 2022 USD ($) shares
Capital Structure and Financial Matters
Nominal value per share | kr / shares	kr 1
Number of ordinary shares per ADS	1			1
Ordinary shares purchase price | $ / shares		$ 2.76		$ 1.79
Period of agreement (in months)	36 months
Lincoln Park Purchase Agreement
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell | $							$ 40.0
Nominal value per share | kr / shares			kr 1
Number of ordinary shares per ADS						1	1
Number of shares issued as commitment fee			428,572
Ordinary shares purchase price | $ / shares			kr 2.80
Value of shares issued as commitment fee | $							$ 1.2
Shares to sell in a single transaction							70,000
Period of agreement (in months)			36 months
Market price above which purchase agreement depends on (in $ per share) | $ / shares			kr 0.50
Maximum value of shares to sell in a single value of shares to sell in a single transaction | $							$ 1.5
Maximum beneficial ownership (as a percent)							9.99%
Number of shares registered for resale						4,649,250
Amount of proceeds to be received | $						$ 40.0
Number of shares issued and sold				428,572	428,572
Lincoln Park Purchase Agreement | Minimum
Capital Structure and Financial Matters
Shares to sell in a single transaction							50,000
Lincoln Park Purchase Agreement | Maximum
Capital Structure and Financial Matters
Shares to sell in a single transaction							70,000